Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Income tax expense	$ 23,464	$ 17,393	$ 16,606
China
Income Taxes [Line Items]
Current tax expense	17,054	14,616	14,108
Deferred tax expense	1,317	(1,379)	(1,292)
United States
Income Taxes [Line Items]
Current tax expense	1,650	96	117
Deferred tax expense	3,661	4,002	3,586
Other Countries
Income Taxes [Line Items]
Current tax expense	(174)	57	89
Deferred tax expense	$ (44)	$ 1	$ (2)